Share-based compensation Share option plan	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation Share option plan

15. Share-based compensation Share option plan

In January 2019, the board of the directors of the Company approved a 2019 Equity incentive plan. The equity incentive plan replaced the 2017 equity incentive plan and 2018 equity incentive plan that the Company previously adopted in their entirety and assumed the awards previously granted under these two plans.

Share-based compensation expense related to the option awards granted to the employees amounted to approximately RMB70.1 million, RMB37.3 million and RMB6.8 million For the years ended December 31, 2022, 2023 and 2024.

The following table summarizes the share option activity For the years ended December 31, 2022, 2023 and 2024:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB ‘000	RMB
Outstanding at January 1, 2022	6,381,088	0.0007	6.5	45,236	47.97
Granted	170,953	0.0007			2.74
Exercised	(355,745)	0.0007
Forfeited	(154,835)	0.0007
Cancelled	-	0.0007
Outstanding at December 31, 2022	6,041,461	0.0007	5.1	11,609	48.39
Granted		0.0007
Exercised		0.0007
Forfeited		0.0007
Cancelled		0.0007
Outstanding at December 31, 2023	6,041,461	0.0007	4.1	339	49.21
Granted
Exercised
Forfeited
Cancelled
Outstanding at December 31, 2024	6,041,461	0.0007	3.1	-	49.95
Vested and expected to vest at December 31, 2024	6,110,965	0.0007	3.1		50.90
Exercisable at December 31, 2024	6,033,599	0.0007	3.0		50.71

The aggregate intrinsic value is calculated as the difference between the exercise price of the options and the estimated fair value of the underlying shares of RMB1.9, RMB0.1 and RMB0.1 (US$0.01) at December 31, 2022, 2023 and 2024.

The total fair value of share options vested during the years ended December 31, 2022, 2023 and 2024 was RMB66.2 million, nil and nil, respectively. The total intrinsic value of options exercised during the years ended December 31, 2022, 2023 and 2024 were RMB22.2 million, nil and nil, respectively.

The binomial option pricing model is used to determine the fair value of the share options granted to employees and non-employees. There were no new grants in the year ended December 31, 2024.

	Options Granted in the year ended December 31, 2022	Options Granted in the year ended December 31, 2023	Options Granted in the year ended December 31, 2024
Expected volatility	50.43%-52.00%	-	-
Risk-free interest rate	2.47%-4.10%	-	-
Exercise multiple	2.8	-	-
Expected dividend yield	0%	-	-
Contractual term	10	-	-
Expected forfeiture rate (post-vesting)	0-20%	-	-
Fair value of the common share on the date of option grant (RMB)	1.45-3.83	-	-

Notes:

(1) The risk-free interest rate of periods within the contractual life of the share option is based on the market yield of the Chinese sovereign bond/US government bond with a maturity life equal to the expected life to expiration.

(2) The Company has no history or expectation of paying dividends on its ordinary shares.

(3) Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.